Share-based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2019
Share-based compensation expenses
Schedule of share-based compensation expenses included in each of the relevant accounts

	For the Year
	Ended
	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cost of revenues	4,246	(724)	935	134
Sales and marketing expenses	17,817	6,772	8,549	1,228
Research and development expenses	32,104	13,435	16,063	2,307
General and administrative expenses	53,599	111,176	(19,157)	(2,751)
Total	107,766	130,659	6,390	918

Global Share Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding immediately after the IPO	18,640,845	0.21	44,454	7.14
Granted during the year	—	—
Outstanding as of December 31, 2017	18,640,845	0.21	44,454	7.14
Granted during the year	1,940,654	0.24
Forfeited during the year	(1,122,550)	0.53
Exercised during the year	(759,518)	0.10
Outstanding as of December 31, 2018	18,699,431	0.20	38,480	6.42
Granted during the year	19,340	0.56
Forfeited during the year	(427,014)	0.52
Exercised during the year	(10,011,528)	0.13
Outstanding as of December 31, 2019	8,280,229	0.25	2,829	6.54

Schedule of fair values of the options granted in relation to the share based compensation expenses attributable to the Platform Business

	For the Year Ended December 31,
	2018	2019
	US$	US$
Weighted average grant date fair value of option per share	2.46	0.86
Aggregate grant date fair value of options granted	4,776	17

Schedule of estimated fair value of binomial option-pricing model

	For the Year Ended December 31,
	2018	2019
Risk-free interest rate per annum	2.40% ~ 3.05%	1.78% ~ 2.60%
Expected term (in years)	10	10
Expected volatility	53% ~ 54%	51% ~ 58%
Expected dividends yield	—	—

2017 Share Incentive Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of December 31, 2017	8,285,827	0.01	21,394	10.00
Granted during the year	8,014,091	0.01
Forfeited during the year	(411,325)	0.01
Outstanding as of December 31, 2018	15,888,593	0.01	35,644	9.27
Granted during the year	7,183,239	0.01
Forfeited during the year	(1,337,432)	0.01
Exercised during the year	(4,344,515)	0.01
Outstanding as of December 31, 2019	17,389,885	0.01	10,190	8.92

Predecessor | 2012 Share Plan of RONG 360
Share-based compensation expenses
Schedule of activities of share options

The activities of share options granted under RONG360’s 2012 Share Plan for the period from December 31, 2016 to the IPO date which is in November 2017, are summarized as below ( * ) :

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of December 31, 2016	15,857,198	0.24	36,826	7.50
Granted during the year	5,370,319	0.52
Forfeited during the year	(747,031)	0.41
Outstanding immediately prior to the IPO	20,480,486	0.31	103,295	7.35

(*)  Option activities include all activities of share options of RONG360. The share‑based compensation expenses discussed below only include the expenses attributable to the Platform Business.

Schedule of fair values of the options granted in relation to the share based compensation expenses attributable to the Platform Business

For the Year
Ended
December 31,
2017
US$
Weighted average grant date fair value of option per share	3.03
Aggregate grant date fair value of options granted	9,013

Schedule of estimated fair value of binomial option-pricing model

For the Year
Ended
December 31,
2017
Risk-free interest rate per annum	2.31% ~ 2.40%
Expected term (in years)	10
Expected volatility	55% ~ 57%
Expected dividends yield	—

Executive officers and director
Share-based compensation expenses
Schedule of activities of Restricted Shares

The activities of the Restricted Shares for the years ended December 31, 2017, are summarized as below (*):

		Weighted-Average
		Grant-Date
	Number of	Fair Value
	shares	(in US$)
Unvested at January 1,2016	10,266,667	0.45
Vested	(4,083,333)	0.45
Unvested at December 31, 2016	6,183,334	0.45
Vested	(6,183,334)	0.45
Unvested at December 31, 2017	—

(*)          Activities of Restricted Shares include all activities of the Restricted Shares of RONG360. The share‑based compensation expenses discussed below only include the expenses attributable to the Platform Business.